Columbia Disciplined Growth Fund
Third Quarter Report
April 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Disciplined Growth Fund, April 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 104.3%
Issuer	Shares	Value ($)
Communication Services 14.1%
Interactive Media & Services 13.0%
Alphabet, Inc., Class A	86,256	13,697,453
Meta Platforms, Inc., Class A	27,788	15,255,612
Pinterest, Inc., Class A(a)	164,854	4,174,103
Total		33,127,168
Media 1.1%
Nexstar Media Group, Inc., Class A	5,400	808,164
Trade Desk, Inc. (The), Class A(a)	39,249	2,104,924
Total		2,913,088
Total Communication Services		36,040,256
Consumer Discretionary 15.5%
Automobiles 2.7%
Tesla, Inc.(a)	24,318	6,861,567
Broadline Retail 5.5%
Amazon.com, Inc.(a)	76,149	14,043,398
Diversified Consumer Services 1.2%
H&R Block, Inc.	49,326	2,977,811
Hotels, Restaurants & Leisure 3.5%
Booking Holdings, Inc.	1,253	6,389,398
Expedia Group, Inc.	17,267	2,709,710
Total		9,099,108
Household Durables 0.1%
TopBuild Corp.(a)	1,364	403,417
Specialty Retail 1.4%
Carvana Co.(a)	14,775	3,610,271
Textiles, Apparel & Luxury Goods 1.1%
Crocs, Inc.(a)	24,495	2,361,808
Deckers Outdoor Corp.(a)	3,359	372,278
Total		2,734,086
Total Consumer Discretionary		39,729,658
Consumer Staples 3.7%
Food Products 1.9%
Pilgrim’s Pride Corp.	89,546	4,887,421
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.8%
Kimberly-Clark Corp.	34,027	4,484,078
Total Consumer Staples		9,371,499
Energy 0.2%
Oil, Gas & Consumable Fuels 0.2%
Civitas Resources, Inc.	21,288	580,098
Total Energy		580,098
Financials 7.7%
Banks 1.3%
Popular, Inc.	33,906	3,235,310
Capital Markets 1.9%
Houlihan Lokey, Inc., Class A	2,366	383,481
Morgan Stanley	38,625	4,458,098
Total		4,841,579
Financial Services 1.4%
Fiserv, Inc.(a)	6,015	1,110,189
Visa, Inc., Class A	7,508	2,594,014
Total		3,704,203
Insurance 3.1%
Allstate Corp. (The)	14,279	2,832,811
Everest Group Ltd.	1,262	452,843
Marsh & McLennan Companies, Inc.	20,423	4,604,774
Total		7,890,428
Total Financials		19,671,520
Health Care 7.7%
Biotechnology 2.5%
AbbVie, Inc.	8,611	1,680,006
Amgen, Inc.	5,627	1,637,007
BioMarin Pharmaceutical, Inc.(a)	7,669	488,439
Natera, Inc.(a)	1,769	266,995
Regeneron Pharmaceuticals, Inc.	727	435,298
Sarepta Therapeutics, Inc.(a)	2,372	148,013
Vertex Pharmaceuticals, Inc.(a)	3,214	1,637,533
Total		6,293,291
Health Care Equipment & Supplies 1.8%
ResMed, Inc.	19,708	4,662,716

Columbia Disciplined Growth Fund  | 2025

Portfolio of Investments  (continued)
Columbia Disciplined Growth Fund, April 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 0.5%
Cigna Group (The)	3,973	1,350,979
Life Sciences Tools & Services 1.1%
Fortrea Holdings, Inc.(a)	123,840	771,523
IQVIA Holdings, Inc.(a)	12,802	1,985,206
Total		2,756,729
Pharmaceuticals 1.8%
Eli Lilly & Co.	5,085	4,571,161
Total Health Care		19,634,876
Industrials 5.4%
Building Products 0.3%
Trane Technologies PLC	2,115	810,700
Construction & Engineering 1.9%
Comfort Systems U.S.A., Inc.	4,531	1,801,299
EMCOR Group, Inc.	7,581	3,037,707
Total		4,839,006
Electrical Equipment 0.2%
Generac Holdings, Inc.(a)	2,957	338,222
Ground Transportation 1.0%
Lyft, Inc., Class A(a)	178,809	2,217,232
Union Pacific Corp.	1,870	403,284
Total		2,620,516
Professional Services 2.0%
Automatic Data Processing, Inc.	17,012	5,113,807
Total Industrials		13,722,251
Information Technology 48.9%
Communications Equipment 2.0%
Arista Networks, Inc.(a)	61,031	5,021,020
Electronic Equipment, Instruments & Components 0.1%
Zebra Technologies Corp., Class A(a)	1,209	302,637
IT Services 1.8%
VeriSign, Inc.(a)	15,945	4,498,403
Semiconductors & Semiconductor Equipment 15.4%
Advanced Micro Devices, Inc.(a)	36,983	3,600,295
Broadcom, Inc.	45,919	8,838,030
Lam Research Corp.	14,577	1,044,734
Common Stocks (continued)
Issuer	Shares	Value ($)
NVIDIA Corp.	184,281	20,071,886
QUALCOMM, Inc.	36,519	5,421,611
Universal Display Corp.	3,949	496,113
Total		39,472,669
Software 18.6%
Adobe, Inc.(a)	14,050	5,268,469
Dropbox, Inc., Class A(a)	179,607	5,127,780
Fortinet, Inc.(a)	56,425	5,854,658
Microsoft Corp.	61,144	24,167,777
Nutanix, Inc., Class A(a)	63,030	4,330,161
Palantir Technologies, Inc., Class A(a)	6,000	710,640
Salesforce, Inc.	8,050	2,163,116
Total		47,622,601
Technology Hardware, Storage & Peripherals 11.0%
Apple, Inc.(b)	117,752	25,022,300
NetApp, Inc.	34,931	3,135,057
Total		28,157,357
Total Information Technology		125,074,687
Materials 0.9%
Paper & Forest Products 0.9%
Louisiana-Pacific Corp.	26,334	2,272,888
Total Materials		2,272,888
Real Estate 0.2%
Real Estate Management & Development 0.2%
Jones Lang LaSalle, Inc.(a)	2,222	505,305
Total Real Estate		505,305
Total Common Stocks (Cost $152,792,531)		266,603,038

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.503%(c),(d)	1,154,086	1,153,739
Total Money Market Funds (Cost $1,153,676)		1,153,739
Total Investments in Securities (Cost: $153,946,207)		267,756,777
Other Assets & Liabilities, Net		(12,136,893)
Net Assets		255,619,884
Columbia Disciplined Growth Fund  | 2025

Portfolio of Investments  (continued)
Columbia Disciplined Growth Fund, April 30, 2025 (Unaudited)
At April 30, 2025, securities and/or cash totaling $456,875 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	6	06/2025	USD	1,676,100	17,664	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2025.
(d)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.503%
	4,994,090	22,363,580	(26,203,318)	(613)	1,153,739	802	148,660	1,154,086
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Disciplined Growth Fund  | 2025

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT178_07_R01_(06/25)